Offerings - Offering: 1	Jan. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	2,890,000
Proposed Maximum Offering Price per Unit	6.07
Maximum Aggregate Offering Price	$ 17,542,300.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,422.59
Offering Note	The common shares, no par value per share ("Common Shares"), of Americas Gold and Silver Corporation (the "Company") being registered hereunder are being registered for sale by the selling shareholder named in the prospectus to which this Registration Statement on Form F-3 relates. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Common Shares registered hereby also include an indeterminate number of additional Common Shares as may from time to time become issuable as a result of share splits, share dividends, recapitalizations or other similar transactions. The proposed maximum offering price per share is estimated solely for purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act and is based on the average of the high ($6.27) and low ($5.86) sales prices of the Company's Common Shares as reported on the NYSE American LLC on January 15, 2026. The Company will not receive any proceeds from the sale of Common Shares by the selling shareholder.